UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.59%
Accommodation - 0.11%
Pinnacle Entertainment, Inc. (a)	1,620	$39,366
Wyndham Worldwide Corp.	2,287	166,677
		206,043
Administrative and Support Services - 4.16%
AECOM Technology Corp. (a)	5,387	172,061
Alliance Data Systems Corp. (a)	10,335	2,946,612
Barrett Business Services, Inc.	4,688	328,160
Dun & Bradstreet Corp.	12,036	1,194,092
Liquidity Services, Inc. (a)	1,102	28,233
priceline.com, Inc. (a)	2,144	2,891,913
TripAdvisor, Inc. (a)	4,776	478,746
		8,039,817
Air Transportation - 1.12%
Alaska Air Group, Inc.	7,454	645,815
American Airlines Group, Inc. (a)	25,850	954,641
Copa Holdings SA (b)	1,684	228,115
Delta Air Lines, Inc.	2,223	73,826
PHI, Inc. (a)	1,025	41,205
SkyWest, Inc.	5,255	66,738
Spirit Airlines, Inc. (a)	2,001	113,016
United Continental Holdings, Inc. (a)	791	35,563
		2,158,919
Ambulatory Health Care Services - 0.02%
Air Methods Corp. (a)	860	46,457

Amusement, Gambling, and Recreation Industries - 0.60%
Las Vegas Sands Corp.	467	39,812
Six Flags Entertainment Corp.	6,362	259,570
Wynn Resorts Ltd.	3,582	868,599
		1,167,981
Animal Production and Aquaculture - 0.24%
Cal-Maine Foods, Inc.	8,879	466,769

Apparel Manufacturing - 0.61%
Carter's, Inc.	1,829	137,778
VF Corp.	17,664	1,034,934
		1,172,712
Beverage and Tobacco Product Manufacturing - 3.34%
Altria Group, Inc.	7,548	273,691
Coca-Cola Co.	30,562	1,167,468
Coca-Cola Enterprises, Inc.	34,332	1,616,351
Constellation Brands, Inc. (a)	11,740	951,292
Lorillard, Inc.	915	44,890
PepsiCo, Inc.	12,730	1,019,291
Philip Morris International, Inc.	10,642	861,044
Reynolds American, Inc.	10,241	520,550
		6,454,577
Broadcasting (except Internet) - 2.74%
Comcast Corp.	20,305	1,049,565
DIRECTV (a)	6,876	533,578
Liberty Ventures (a)	307	43,750
Nexstar Broadcasting Group, Inc.	11,320	483,138
Starz (a)	17,794	569,052
Time Warner Cable, Inc.	3,164	444,067
Viacom, Inc.	12,856	1,127,857
Walt Disney Co.	13,007	1,051,096
		5,302,103

Building Material and Garden Equipment and Supplies Dealers - 1.71%
Home Depot, Inc.	31,815	2,609,785
Lumber Liquidators Holdings, Inc. (a)	6,436	690,454
		3,300,239
Chemical Manufacturing - 9.74%
Abbott Laboratories	25,569	1,017,135
AbbVie, Inc.	25,569	1,301,718
Actavis PLC (a)(b)	11,635	2,569,241
Celgene Corp. (a)	13,597	2,185,718
Colgate-Palmolive Co.	6,603	414,866
E.I. du Pont de Nemours & Co.	579	38,573
Eastman Chemical Co.	4,158	363,534
Endo Health Solutions, Inc. (a)	2,412	192,526
Gilead Sciences, Inc. (a)	22,493	1,862,195
Innophos Holdings, Inc.	493	27,076
Jazz Pharmaceuticals PLC (a)(b)	7,599	1,154,630
Johnson & Johnson	13,375	1,232,105
LyondellBasell Industries NV (b)	28,260	2,489,141
Medifast, Inc. (a)	3,021	79,573
Monsanto Co.	328	36,087
Mylan, Inc. (a)	5,163	286,908
Olin Corp.	9,574	250,743
PDL BioPharma, Inc.	29,730	254,786
Perrigo Co PLC (b)	468	76,958
PPG Industries, Inc.	2,312	457,360
Questcor Pharmaceuticals, Inc.	5,168	313,956
Salix Pharmaceuticals Ltd. (a)	773	83,422
Stepan Co.	17,178	1,044,422
The Mosaic Co.	494	24,137
United Therapeutics Corp. (a)	3,346	339,351
USANA Health Sciences, Inc. (a)	2,222	162,584
Westlake Chemical Corp.	4,298	573,052
		18,831,797
Clothing and Clothing Accessories Stores - 1.49%
Buckle, Inc.	704	31,940
Dillard's, Inc.	3,032	280,703
DSW, Inc.	1,010	38,865
Hanesbrands, Inc.	4,380	320,966
L Brands, Inc.	4,088	230,277
Ross Stores, Inc.	13,346	971,589
TJX Companies, Inc.	16,468	1,012,123
		2,886,463
Computer and Electronic Product Manufacturing - 7.98%
Alliance Fiber Optic Products, Inc.	9,358	112,670
Apple, Inc.	12,789	6,730,083
Applied Materials, Inc.	21,678	411,015
ARRIS Group, Inc. (a)	8,267	237,263
Atmel Corp. (a)	7,982	64,335
Atrion Corp.	491	142,110
EMC Corp.	3,722	98,149
Harris Corp.	13,683	1,010,079
Intel Corp.	24,881	616,054
Loral Space & Communications, Inc. (a)	2,870	226,787
Motorola Solutions, Inc.	562	37,204
OSI Systems, Inc. (a)	3,467	213,117
QUALCOMM, Inc.	22,074	1,661,952
SanDisk Corp.	4,530	336,579
Skyworks Solutions, Inc. (a)	1,446	51,275
St. Jude Medical, Inc.	20,072	1,351,247
TTM Technologies, Inc. (a)	11,530	96,852
Western Digital Corp.	23,192	2,017,472
		15,414,243
Construction of Buildings - 0.02%
Beazer Homes USA, Inc. (a)	1,677	38,890

Couriers and Messengers - 0.02%
United Parcel Service, Inc.	356	34,094

Credit Intermediation and Related Activities - 6.67%
American Express Co.	5,699	520,205
Ameriprise Financial, Inc.	41,322	4,503,685
B of I Holdings, Inc. (a)	10,272	956,323
Bank of the Ozarks, Inc.	372	23,592
Discover Financial Services	11,203	642,828
Encore Capital Group, Inc. (a)	10,153	493,639
FleetCor Technologies, Inc. (a)	5,434	706,040
Heartland Payment Systems, Inc.	854	34,536
Nationstar Mortgage Holdings, Inc. (a)	3,260	93,986
Ocwen Financial Corp. (a)	31,169	1,166,967
Regional Management Corp. (a)	1,270	38,329
Visa, Inc.	11,704	2,644,402
Wells Fargo & Co.	14,808	687,387
World Acceptance Corp. (a)	3,951	378,703
		12,890,622
Data Processing, Hosting and Related Services - 0.63%
Automatic Data Processing, Inc.	1,746	135,804
DST Systems, Inc.	11,521	1,082,743
		1,218,547
Electrical Equipment, Appliance, and Component Manufacturing - 1.23%
AO Smith Corp.	4,132	205,360
EnerSys, Inc.	730	51,859
Generac Holdings, Inc.	13,249	754,796
Spectrum Brands Holdings, Inc.	297	23,169
Whirlpool Corp.	9,246	1,337,249
		2,372,433
Electronics and Appliance Stores - 0.16%
Conn's, Inc. (a)	8,370	299,646

Fabricated Metal Product Manufacturing - 0.56%
Park-Ohio Holdings Corp. (a)	17,278	909,514
Sturm Ruger & Co, Inc.	2,846	181,404
		1,090,918
Food and Beverage Stores - 0.18%
Core Mark Holding Co., Inc.	4,570	357,374

Food Manufacturing - 1.20%
Bunge Ltd. (b)	12,122	965,032
Darling International, Inc. (a)	8,629	174,133
Ingredion, Inc.	8,975	590,914
Kraft Foods Group, Inc.	1,138	62,897
Mondelez International, Inc.	1,050	35,732
Omega Protein Corp. (a)	12,223	132,864
Sanderson Farms, Inc.	4,766	366,220
		2,327,792
Food Services and Drinking Places - 1.11%
Cracker Barrel Old Country Store, Inc.	14,788	1,470,667
McDonald's Corp.	6,221	591,928
Starbucks Corp.	1,180	83,733
		2,146,328
Furniture and Related Product Manufacturing - 0.12%
Fortune Brands Home & Security, Inc.	501	23,417
Patrick Industries, Inc. (a)	4,331	182,725
Select Comfort Corp. (a)	1,476	26,656
		232,798
Gasoline Stations - 0.31%
Susser Holdings Corp. (a)	9,745	590,352

General Merchandise Stores - 2.74%
Dollar General Corp. (a)	23,736	1,421,786
Dollar Tree, Inc. (a)	6,100	334,097
Macy's, Inc.	6,271	362,840
Target Corp.	3,762	235,276
Tractor Supply Co.	3,798	267,987
Wal-Mart Stores, Inc.	35,793	2,673,737
		5,295,723

Health and Personal Care Stores - 2.11%
CVS Caremark Corporation	10,581	773,894
Express Scripts Holding Co. (a)	10,163	765,376
McKesson Corp.	11,375	2,013,944
Owens & Minor, Inc.	7,291	253,143
Walgreen Co.	3,906	265,413
		4,071,770
Heavy and Civil Engineering Construction - 0.33%
Chicago Bridge & Iron Co. (b)	1,095	92,188
MasTec, Inc. (a)	6,928	283,632
Primoris Services Corp.	8,294	259,354
		635,174
Hospitals - 0.59%
Community Health Systems, Inc. (a)	14,903	618,623
HCA Holdings, Inc. (a)	5,118	262,042
Tenet Healthcare Corp. (a)	5,760	254,131
		1,134,796
Insurance Carriers and Related Activities - 5.99%
Allied World Assurance Co. Holdings AG (b)	28,346	2,826,663
Amtrust Financial Services, Inc.	13,581	513,362
Cigna Corp.	13,167	1,047,961
Endurance Specialty Holdings Ltd. (b)	928	48,386
Greenlight Capital Re. Ltd. (a)(b)	60,837	1,913,324
Hanover Insurance Group, Inc.	1,761	103,617
Prudential Financial, Inc.	20,643	1,745,985
Travelers Companies, Inc.	10,237	858,270
Validus Holdings Ltd. (b)	55,614	2,047,151
WellPoint, Inc.	5,259	476,413
		11,581,132
Leather and Allied Product Manufacturing - 0.22%
Iconix Brand Group, Inc. (a)	9,401	378,296
NIKE, Inc.	598	46,824
		425,120
Machinery Manufacturing - 1.87%
3D Systems Corp. (a)	3,901	296,320
Cummins, Inc.	5,390	786,509
Deere & Co.	4,745	407,738
Flowserve Corp.	7,413	602,010
KLA-Tencor Corp.	9,973	649,741
National Oilwell Varco, Inc.	3,253	250,611
Oil States International, Inc. (a)	230	21,831
Outerwall, Inc. (a)	5,826	412,073
United Technologies Corp.	1,634	191,211
		3,618,044
Management of Companies and Enterprises - 0.52%
American Equity Investment Life Holding Co.	37,949	829,565
EchoStar Corp. (a)	3,429	170,833
		1,000,398
Materials - 0.02%
Olympic Steel, Inc.	1,333	36,671

Merchant Wholesalers, Durable Goods - 2.49%
American Axle & Manufacturing Holdings, Inc. (a)	1,942	37,539
Anixter International, Inc.	4,305	460,420
Arrow Electronics, Inc. (a)	17,635	998,670
Covidien PLC (b)	11,101	798,717
Delphi Automotive PLC (b)	6,937	461,796
Dorman Products, Inc. (a)	3,638	209,621
DXP Enterprises, Inc. (a)	5,436	553,167
Henry Schein, Inc. (a)	361	42,973
LKQ Corp. (a)	17,220	480,266
O'Reilly Automotive, Inc. (a)	1,636	246,791
Tessco Technologies, Inc.	13,835	526,837
		4,816,797

Merchant Wholesalers, Nondurable Goods - 0.49%
Herbalife Ltd. (b)	816	54,346
Nu Skin Enterprises, Inc.	10,578	883,474
		937,820
Miscellaneous Manufacturing - 1.08%
3M Co.	4,562	614,638
Becton Dickinson & Co.	375	43,208
Zimmer Holdings, Inc.	15,294	1,435,189
		2,093,035
Miscellaneous Store Retailers - 0.16%
1-800-Flowers.com, Inc. (a)	38,757	203,862
Cash America International, Inc.	1,597	63,912
PetSmart, Inc.	606	40,638
		308,412
Motion Picture and Sound Recording Industries - 0.46%
Carmike Cinemas, Inc. (a)	1,820	54,145
Cinemark Holdings, Inc.	8,730	256,836
Lions Gate Entertainment Corp. (b)	17,844	548,703
NetFlix, Inc. (a)	87	38,770
		898,454
Motor Vehicle and Parts Dealers - 0.41%
America's Car-Mart, Inc. (a)	2,000	72,480
AutoZone, Inc. (a)	143	76,997
Lithia Motors, Inc.	10,244	649,674
		799,151
Nonstore Retailers - 0.51%
Amazon.com, Inc. (a)	101	36,572
eBay, Inc. (a)	2,537	149,099
GNC Holdings, Inc.	17,167	798,609
		984,280
Oil and Gas Extraction - 1.01%
Bill Barrett Corp. (a)	1,587	40,215
Cabot Oil & Gas Corp.	3,912	136,920
Concho Resources, Inc. (a)	341	41,305
Continental Resources, Inc. (a)	325	38,844
Crosstex Energy, Inc.	962	40,048
Diamondback Energy, Inc. (a)	5,165	332,264
EOG Resources, Inc.	5,949	1,126,860
Isramco, Inc. (a)	286	41,035
Occidental Petroleum Corp.	838	80,884
SM Energy Co.	925	68,219
		1,946,594
Other Information Services - 3.06%
Facebook, Inc. (a)	14,341	981,785
Google, Inc. (a)	3,987	4,846,796
Liberty Global PLC - Class A (a)(b)	581	50,286
Liberty Global PLC - Class C (a)(b)	434	36,742
		5,915,609
Paper Manufacturing - 1.12%
Clearwater Paper Corp. (a)	355	22,667
International Paper Co.	5,915	289,184
Kimberly-Clark Corp.	209	23,063
Rock-Tenn Co.	8,964	1,000,562
Schweitzer-Mauduit International, Inc.	17,148	825,333
		2,160,809
Petroleum and Coal Products Manufacturing - 1.99%
Chevron Corp.	16,579	1,912,056
CVR Energy, Inc.	10,304	405,463
Exxon Mobil Corp.	5,053	486,452
HollyFrontier Corp.	10,911	497,214
Western Refining, Inc.	15,200	554,040
		3,855,225
Plastics and Rubber Products Manufacturing - 0.41%
Goodyear Tire & Rubber Co.	26,075	700,635
Jarden Corp. (a)	1,441	88,579
		789,214

Primary Metal Manufacturing - 0.09%
Belden, Inc.	543	39,167
Handy & Harman Ltd. (a)	5,222	95,458
Precision Castparts Corp.	169	43,582
		178,207
Printing and Related Support Activities - 0.02%
Deluxe Corp.	768	38,769

Professional, Scientific, and Technical Services - 5.47%
Accenture PLC (b)	2,481	206,791
Amgen, Inc.	13,610	1,687,912
Biogen Idec, Inc. (a)	817	278,336
Booz Allen Hamilton Holding Corp.	12,866	270,572
Broadridge Financial Solutions, Inc.	987	37,269
CACI International, Inc. (a)	4,293	338,417
iGate Corp. (a)	1,126	38,115
International Business Machines Corp.	23,256	4,306,314
MasterCard, Inc.	34,980	2,718,646
Mistras Group, Inc. (a)	5,028	110,817
Syntel, Inc. (a)	970	91,529
Towers Watson & Co.	4,292	468,257
WEX, Inc. (a)	255	24,689
		10,577,664
Publishing Industries (except Internet) - 4.14%
Ellie Mae, Inc. (a)	7,467	231,477
ePlus, Inc. (a)	3,643	207,177
Microsoft Corp.	100,688	3,857,357
News Corp. (a)	12,141	222,544
Oracle Corp.	42,407	1,658,538
SS&C Technologies Holdings, Inc. (a)	4,216	163,075
TIBCO Software, Inc. (a)	1,539	33,535
Twenty-First Century Fox, Inc.	48,564	1,628,837
		8,002,540
Rail Transportation - 0.60%
CSX Corp.	10,694	296,331
Union Pacific Corp.	4,791	864,200
		1,160,531

Rental and Leasing Services - 0.92%
Aircastle Ltd. (b)	22,939	451,899
AMERCO	3,045	709,302
Textainer Group Holdings Ltd. (b)	6,611	241,103
United Rentals, Inc. (a)	4,333	382,777
		1,785,081
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.53%
Affiliated Managers Group, Inc. (a)	189	35,541
BlackRock, Inc.	76	23,168
HCI Group, Inc.	8,392	406,341
IntercontinentalExchange Group, Inc.	734	153,288
NASDAQ OMX Group, Inc.	9,402	360,943
Waddell & Reed Financial, Inc.	550	38,335
		1,017,616
Specialty Trade Contractors - 0.15%
Erickson Air-Crane, Inc. (a)	13,741	295,844

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.01%
Cabela's, Inc. (a)	326	21,620

Support Activities for Mining - 0.49%
Atwood Oceanics, Inc. (a)	17,256	817,762
Rowan Companies PLC (a)(b)	3,601	120,129
		937,891
Support Activities for Transportation - 0.31%
Expedia, Inc.	6,673	524,031
Tidewater, Inc.	1,495	72,836
		596,867

Telecommunications - 0.84%
j2 Global, Inc.	8,975	461,315
Level 3 Communications, Inc. (a)	975	35,900
Ubiquiti Networks, Inc. (a)	871	43,036
Verizon Communications, Inc.	22,628	1,076,640
		1,616,891
Transportation Equipment Manufacturing - 9.47%
Arctic Cat, Inc.	2,169	101,553
Boeing Co.	19,443	2,506,592
BorgWarner, Inc.	946	58,132
Dana Holding Corp.	6,931	150,264
Eaton Corp. PLC (b)	4,081	304,891
Honeywell International, Inc.	491	46,370
Huntington Ingalls Industries, Inc.	33,577	3,402,357
Lear Corp.	63,021	5,117,305
Lockheed Martin Corp.	29,879	4,849,362
Navistar International Corp. (a)	1,024	38,400
Polaris Industries, Inc.	4,136	554,348
Standard Motor Products, Inc.	7,932	278,810
TAL International Group, Inc.	4,463	197,711
Tenneco, Inc. (a)	635	38,252
Triumph Group, Inc.	10,099	658,455
		18,302,802
Truck Transportation - 0.70%
Avis Budget Group, Inc. (a)	9,560	449,224
Saia, Inc. (a)	25,950	896,313
		1,345,537
Utilities - 0.02%
ITC Holdings Corp.	387	39,706

Water Transportation - 0.18%
Royal Caribbean Cruises Ltd. (b)	6,495	343,780

TOTAL COMMON STOCKS (Cost $140,038,165)		188,613,488

EXCHANGE TRADED FUNDS - 1.97%
iShares Russell 1000 Growth Index Fund	34,800	3,053,004
Vanguard Small-Cap ETF	6,680	755,909
TOTAL EXCHANGE TRADED FUNDS (Cost $3,765,957)		3,808,913

SHORT-TERM INVESTMENTS - 1.54%
Money Market Fund - 1.54%
Wells Fargo Advantage Government Money Market Fund	2,985,840	2,985,840
TOTAL SHORT-TERM INVESTMENTS (Cost $2,985,840)		2,985,840

Total Investments (Cost $146,789,962) - 101.10%		195,408,241
Liabilities in Excess of Other Assets - (1.10)%		(2,130,828)
TOTAL NET ASSETS - 100.00%		$193,277,413

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign-issued Security.

Abbreviations:
AG	AG Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e.
owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.36%
Australia - 9.28%
AGL Energy Ltd.	11,243	$157,344
APA Group	65,284	389,557
Aurizon Holdings Ltd.	6,783	30,898
Bank of Queensland Ltd.	112,803	1,210,089
BHP Billiton Ltd.	3,407	116,855
Caltex Australia Ltd.	41,815	783,687
Coca-Cola Amatil Ltd.	2,839	28,661
Crown Resorts Ltd.	18,916	292,563
CSL Ltd.	11,860	765,905
Flight Centre Travel Group Ltd.	19,378	900,672
Fortescue Metals Group Ltd.	30,096	146,498
Harvey Norman Holdings Ltd.	160,656	461,588
Incitec Pivot Ltd.	6,705	18,840
Insurance Australia Group Ltd.	165,896	805,528
Macquarie Group Ltd.	3,257	164,249
Qantas Airways Ltd. (a)	31,823	33,260
QBE Insurance Group Ltd.	2,723	31,303
Ramsay Health Care Ltd.	44,113	1,906,614
Santos Ltd.	6,147	74,947
Sonic Healthcare Ltd.	6,174	96,116
Suncorp Group Ltd.	54,384	591,338
Sydney Airport	193,415	701,990
Treasury Wine Estates Ltd.	132,501	459,925
Wesfarmers Ltd.	9,941	381,726
Woodside Petroleum Ltd.	785	26,627
Woolworths Ltd.	5,055	162,935
		10,739,715
Belgium - 2.43%
Anheuser-Busch InBev NV	15,578	1,629,367
Colruyt SA	785	43,484
KBC Groep NV	16,598	1,049,690
UCB SA	1,154	92,309
		2,814,850
Cayman Islands - 1.23%
Sands China Ltd.	168,893	1,418,228

Denmark - 5.13%
AP Moller-Maersk A/S	73	891,542
Carlsberg A/S	2,634	277,498
Coloplast A/S	18,468	1,554,795
Danske Bank A/S	59,961	1,585,670
Novo Nordisk A/S	28,844	1,372,658
Tryg A/S	2,621	252,974
		5,935,137
European Union - 0.67%
Bank of Ireland (a)	1,485,320	775,416

Finland - 1.16%
Neste Oil OYJ	6,086	130,292
Pohjola Bank PLC	21,462	497,168
Stora Enso OYJ	63,266	719,480
		1,346,940
France - 7.17%
Aeroports de Paris	2,994	362,755
Arkema SA	5,997	650,511
AtoS	2,165	209,929
Bureau Veritas SA	7,760	213,583
Credit Agricole SA (a)	67,629	1,070,728

Danone	2,721	191,873
Dassault Systemes	1,467	168,634
Essilor International SA	1,617	168,435
Iliad SA	419	102,173
Imerys SA	886	82,522
Legrand SA	1,384	85,571
L'Oreal SA	1,861	315,283
Pernod-Ricard SA	2,332	273,631
Remy Cointreau SA	4,671	395,693
Safran SA	10,641	747,997
Schneider Electric SA	2,937	261,356
Societe BIC SA	2,222	284,637
Societe Television Francaise 1	15,176	282,371
Technip SA	2,194	214,791
Wendel SA	620	93,042
Zodiac Aerospace	60,060	2,115,928
		8,291,443
Germany - 10.34%
Bayer AG	6,397	907,098
Bayerische Motoren Werke AG - Ordinary Shares	6,187	717,862
Bayerische Motoren Werke AG - Preference Shares	921	80,746
Continental AG	4,446	1,080,620
GEA Group AG	1,632	78,978
Henkel AG & Co. KGaA - Ordinary Shares	5,764	582,238
Kabel Deutschland Holding AG	10,746	1,527,027
Muenchener Rueckversicherungs AG	2,831	618,974
OSRAM Licht AG (a)	5,484	372,255
Porsche Automobil Holding SE	28,359	2,978,655
ProSiebenSat.1 Media AG	3,845	183,028
United Internet AG	13,422	623,290
Volkswagen AG - Ordinary Shares	8,703	2,217,681
		11,968,452
Hong Kong - 5.66%
AIA Group Ltd.	3,635	17,810
Cheung Kong Infrastructure Holdings Ltd.	144,802	944,836
First Pacific Co. Ltd.	339,143	336,871
Galaxy Entertainment Group Ltd. (a)	492,788	4,963,370
Hong Kong & China Gas Co. Ltd.	12,040	25,960
SJM Holdings Ltd.	81,473	262,120
		6,550,967
Ireland - 2.77%
Bank of Ireland (a)	3,838,585	2,041,219
James Hardie Industries PLC	21,041	273,628
Perrigo Co PLC	334	54,923
Ryanair Holdings PLC - ADR (a)	14,662	832,215
		3,201,985
Israel - 0.65%
Delek Group Ltd.	2,007	754,328

Italy - 2.06%
Exor SpA	15,791	641,320
Luxottica Group SpA	1,899	105,435
UniCredit SpA	205,819	1,633,344
		2,380,099
Japan - 10.47%
Ajinomoto Co., Inc.	2,305	35,785
Asahi Kasei Corp.	34,471	245,662
Bridgestone Corp.	1,970	71,249
Calbee, Inc.	27,656	672,751
Daiwa Securities Group, Inc.	74,756	676,518
Fuji Electric Co.	79,142	363,821
Fuji Heavy Industries Ltd.	74,744	2,028,895
GungHo Online Entertainment, Inc.	2,800	17,333
Hakuhodo DY Holdings, Inc.	7,400	55,402
Hino Motors Ltd.	73,869	1,096,246
IHI Corporation	21,612	99,233

Isuzu Motors Ltd.	2,745	16,783
ITOCHU Corp.	53,984	672,744
J Front Retailing Co. Ltd.	62,094	394,662
Japan Airlines Co. Ltd.	8,651	430,769
KDDI Corp.	3,400	207,929
Keisei Electric Railway Co. Ltd.	4,208	37,006
Koito Manufacturing Co. Ltd.	1,931	36,589
Mabuchi Motor Co. Ltd.	1,139	76,334
Medipal Holdings Corp.	3,500	54,105
Namco Bandai Holdings, Inc.	3,149	70,624
NGK Spark Plug Co. Ltd.	1,795	40,534
Nippon Paint Co. Ltd.	2,577	39,621
Nissin Foods Holdings Co. Ltd.	1,237	55,391
Omron Corp.	690	29,102
Otsuka Holdings Co. Ltd.	5,304	163,199
Panasonic Corp.	6,665	83,482
Sekisui House Ltd.	13,960	175,418
Seven Bank Ltd.	160,338	588,122
Showa Shell Sekiyu KK	53,313	524,955
SoftBank Corp.	23,202	1,758,325
Sumitomo Rubber Industries Ltd.	2,323	31,375
Suruga Bank Ltd.	9,199	162,473
TOTO Ltd.	11,476	162,850
Toyo Suisan Kaisha Ltd.	1,932	65,051
Toyota Motor Corp.	7,609	437,922
USS Co. Ltd.	4,580	61,894
Yamaha Corp.	6,587	90,443
Yamato Kogyo Co. Ltd.	3,803	114,993
Yaskawa Electric Corp.	11,155	166,586
		12,112,176
Jersey - 0.37%
Resolution Ltd.	15,214	96,136
Wolseley PLC	5,786	336,379
		432,515
Luxembourg - 0.03%
Tenaris SA	1,380	28,818

Netherlands - 7.64%
Airbus Group NV	30,081	2,210,271
Akzo Nobel NV	437	36,126
ASML Holding NV	16,300	1,406,779
CNH Industrial NV (a)	4,532	49,489
Gemalto NV	7,887	883,839
Heineken Holding NV	16,716	1,080,137
Heineken NV	14,853	1,002,933
ING Groep NV (a)	92,356	1,341,200
Koninklijke Ahold NV	3,672	68,449
Koninklijke Boskalis Westminster NV	1,361	68,015
Koninklijke Vopak NV	2,513	146,948
STMicroelectronics NV	12,576	114,064
Unilever NV	10,789	426,649
		8,834,899
New Zealand - 0.90%
Auckland International Airport Ltd.	297,367	932,921
Fletcher Building Ltd.	12,951	102,409
		1,035,330
Singapore - 0.69%
Fraser & Neave Ltd.	125,738	337,378
Keppel Corp. Ltd.	28,595	236,449
Singapore Telecommunications Ltd.	35,685	101,411
StarHub Ltd.	38,927	128,444
		803,682
Spain - 5.47%
Abertis Infraestructuras SA	22,850	535,575
Amadeus IT Holding SA	15,250	669,704
Banco Bilbao Vizcaya Argentaria SA	21,486	265,449

Distribuidora Internacional de Alimentacion SA	39,145	335,287
Ferrovial SA	31,592	665,712
Grifols SA - Class A	15,099	860,400
Grifols SA - Class B	5,348	226,732
International Consolidated Airlines Group SA (a)	137,682	1,004,068
Red Electrica Corp. SA	21,218	1,649,766
Telefonica SA	7,922	121,130
		6,333,823
Sweden - 5.75%
Assa Abloy AB	411	20,898
Holmen AB	22,133	828,243
Industrivarden AB	22,655	437,580
Investor AB	79,842	2,840,927
Svenska Cellulosa AB	50,939	1,544,979
Swedbank AB	34,876	982,938
		6,655,565
Switzerland - 9.57%
Actelion Ltd.	3,410	361,320
Aryzta AG	5,433	453,067
Cie Financiere Richemont SA	2,081	206,738
EMS-Chemie Holding AG	2,820	1,085,161
Lindt & Spruengli AG - Participation Certificate	50	246,390
Lindt & Spruengli AG - Registered Shares	1	58,061
Lonza Group AG	14,437	1,523,570
Nestle SA	1,583	119,588
Roche Holdings AG	4,233	1,303,341
Sulzer AG	895	126,536
Swatch Group AG	506	59,383
Swiss Re AG	59,205	5,526,118
		11,069,273
United Kingdom - 8.79%
3i Group PLC	14,156	99,719
Aberdeen Asset Management PLC	280,126	1,827,633
ARM Holdings PLC	7,277	121,983
Associated British Foods PLC	24,544	1,231,207
Babcock International Group PLC	30,121	741,548
BHP Billiton PLC	1,508	48,598
British American Tobacco PLC	5,231	285,147
BT Group PLC	134,877	927,654
Bunzl PLC	25,905	681,848
Coca-Cola HBC AG	631	15,663
Croda International PLC	1,346	57,238
Fresnillo PLC	14,431	230,616
GKN PLC	4,642	31,481
GlaxoSmithKline PLC	5,523	154,696
Hargreaves Lansdown PLC	8,814	206,042
Imperial Tobacco Group PLC	5,938	242,207
Intertek Group PLC	1,145	56,320
ITV PLC	40,574	137,125
Kingfisher PLC	2,766	18,232
Lloyds Banking Group PLC (a)	236,383	326,443
London Stock Exchange Group PLC	6,424	217,879
Meggitt PLC	7,499	63,171
Melrose Industries PLC	24,189	132,837
Next PLC	11,157	1,257,716
Rexam PLC	6,514	53,828
Rio Tinto PLC	998	57,225
Rio Tinto PLC - ADR	4,429	253,782
Rolls-Royce Holdings PLC - Ordinary Shares (a)	17,145	286,519
Schroders PLC	4,887	221,734
Tate & Lyle PLC	5,289	56,780
Tesco PLC	9,340	51,431
Weir Group PLC	1,715	73,616
		10,167,918

United States - 0.13%
AAC Technologies Holdings, Inc.	32,208	146,150

TOTAL COMMON STOCKS (Cost $83,691,385)		113,797,709

	Principal
	Amount
CORPORATE BONDS - 0.17%
United Kingdom - 0.17%
Electrabel SA
0.250%, 07/15/2015	$117,508	196,772
TOTAL CORPORATE BONDS (Cost $184,417)		196,772

	Shares
EXCHANGE TRADED FUNDS - 1.16%
iShares MSCI EAFE Exchange Traded Fund	19,900	1,342,255
TOTAL EXCHANGE TRADED FUNDS (Cost $1,340,896)		1,342,255

SHORT-TERM INVESTMENTS - 0.50%
Money Market Fund - 0.50%
Wells Fargo Advantage Government Money Market Fund	579,057	579,057
TOTAL SHORT-TERM INVESTMENTS (Cost $579,057)		579,057

Total Investments (Cost $85,795,755) - 100.19%		115,915,793
Liabilities in Excess of Other Assets - (0.19)%		(219,287)
TOTAL NET ASSETS - 100.00%		$115,696,506

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
KK	Kabushiki Kaishi is a Japanese term for a joint stock company.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Schedule of Investments
February 28, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 16.94%
Austria - 0.69%
CA Immobilien Anlagen AG	5,528	$103,393
IMMOFINANZ AG	26,224	132,701
		236,094
Bermuda - 0.10%
Hongkong Land Holdings Ltd.	5,482	34,426

Canada - 3.39%
Brookfield Asset Management, Inc.	19,935	807,806
Brookfield Office Properties, Inc.	18,387	351,035
		1,158,841
Hong Kong - 1.72%
Hysan Development Co. Ltd.	19,890	83,176
Wheelock & Co. Ltd.	123,825	506,231
		589,407
Japan - 3.64%
Heiwa Real Estate Co. Ltd.	3,276	48,640
Hulic Co. Ltd.	11,645	134,701
Mitsui Fudosan Co. Ltd.	33,863	1,012,261
NTT Urban Development Corp.	2,773	23,999
Tokyu Fudosan Holdings Corp.	3,525	27,845
		1,247,446

New Zealand - 0.25%
Argosy Property Ltd.	109,007	84,128

Philippines - 0.42%
Ayala Land, Inc.	170,998	117,323
SM Prime Holdings	81,637	26,795
		144,118
Singapore - 2.81%
Global Logistic Properties Ltd.	12,217	27,320
Singapore Land Ltd.	83,158	621,674
United Industrial Corp. Ltd.	126,279	311,945
		960,939
Sweden - 2.06%
Kungsleden AB	81,941	706,447

Switzerland - 0.42%
PSP Swiss Property AG	1,225	113,474
Swiss Prime Site AG	341	28,625
		142,099
United Kingdom - 1.44%
Capital & Counties Properties PLC	78,394	494,249
TOTAL COMMON STOCKS (Cost $5,671,466)		5,798,194

Real Estate Investment Trusts - 82.06%
Australia - 7.52%
Abacus Property Group	15,972	32,953
Astro Japan Property Group	52,255	185,929
BWP Trust	63,047	134,060
CFS Retail Property Trust Group	208,707	367,464
Charter Hall Retail REIT	9,392	30,243
Commonwealth Property Office Fund	109,192	121,790
Dexus Property Group	177,612	169,909
Goodman Group	81,156	348,675

GPT Group	57,846	192,372
Investa Office Fund	10,706	30,641
Westfield Group	37,771	346,931
Westfield Retail Trust	220,792	613,662
		2,574,629
Belgium - 0.37%
Befimmo SA	1,217	87,541
Cofinimmo	312	37,412
		124,953
Canada - 1.75%
Calloway REIT	18,530	432,584
Canadian Apartment Properties REIT	1,389	27,434
Canadian REIT	1,447	57,002
RioCan REIT	3,524	83,573
		600,593
France - 3.10%
Gecina SA	4,160	570,095
Klepierre	1,026	46,728
Unibail-Rodamco SE	1,687	444,071
		1,060,894
Hong Kong - 1.99%
Prosperity REIT	1,066,641	315,122
The Link REIT	78,749	366,813
		681,935
Italy - 0.08%
Beni Stabili SpA	30,119	26,599

Japan - 4.85%
Activia Properties, Inc.	22	187,454
Daiwa Office Investment Corp.	92	454,157
Frontier Real Estate Investment Corp.	11	59,763
Fukuoka REIT Corp.	25	42,163
Japan Retail Fund Investment Corp.	17	33,594
Kenedix Realty Investment Corp.	132	656,721
Mori Hills REIT Investment Corp.	85	115,478
Orix JREIT, Inc.	29	36,756
United Urban Investment Corp.	48	73,531
		1,659,617
Netherlands - 1.59%
Corio NV	1,726	80,845
Eurocommercial Properties NV	1,318	59,382
Vastned Retail NV	6,571	331,279
Wereldhave NV	831	71,285
		542,791
New Zealand - 0.14%
Goodman Property Trust	60,536	49,268

Singapore - 1.63%
Cambridge Industrial Trust	238,843	134,892
Starhill Global REIT	591,918	364,402
Suntec REIT	44,263	58,167
		557,461
South Africa - 0.79%
SA Corporate Real Estate Fund Nominees Property Ltd.	762,384	272,052

United Kingdom - 5.84%
Big Yellow Group PLC	55,704	532,474
British Land Co. PLC	15,760	183,949
Derwent London PLC	1,215	56,377
Great Portland Estates PLC	11,080	119,632
Hammerson PLC	16,356	157,325
Land Securities Group PLC	13,245	240,903
Shaftesbury PLC	9,829	109,130
Workspace Group PLC	60,406	599,832
		1,999,622

United States - 52.41%
Agree Realty Corp.	5,306	163,106
Alexander's, Inc.	860	322,251
American Realty Capital Properties, Inc.	8,346	122,610
Apartment Investment & Management Co.	7,182	214,670
Associated Estates Realty Corp.	10,264	175,514
AvalonBay Communities, Inc.	8,086	1,042,851
BioMed Realty Trust, Inc.	4,551	94,115
Boston Properties, Inc.	137	15,403
BRE Properties, Inc.	3,941	243,436
Camden Property Trust	2,570	171,419
CBL & Associates Properties, Inc.	28,417	505,538
Chesapeake Lodging Trust	25,329	659,820
CommonWealth REIT	558	15,150
CoreSite Realty Corp.	6,952	216,485
Cousins Properties, Inc.	16,700	192,885
DCT Industrial Trust, Inc.	10,115	80,111
DiamondRock Hospitality Co.	23,027	290,601
DuPont Fabros Technology, Inc.	12,590	334,390
Empire State Realty Trust, Inc.	9,390	143,855
EPR Properties	446	23,754
Equity Residential	10,179	595,166
First Industrial Realty Trust, Inc.	2,726	52,448
Franklin Street Properties Corp.	20,015	250,588
General Growth Properties, Inc.	2,102	46,286
Geo Group, Inc.	10,252	330,422
Getty Realty Corp.	20,634	396,998
Glimcher Realty Trust	15,090	146,826
Government Properties Income Trust	17,172	427,755
Hospitality Properties Trust	7,021	186,057
Host Hotels & Resorts, Inc.	13,886	273,138
Hudson Pacific Properties, Inc.	8,509	194,090
Inland Real Estate Corp.	1,763	18,882
LaSalle Hotel Properties	9,283	290,929
LTC Properties, Inc.	11,821	445,415
Macerich Co.	712	42,813
Mid-America Apartment Communities, Inc.	1,226	82,927
National Health Investors, Inc.	8,591	530,065
Parkway Properties, Inc.	15,669	288,780
Pennsylvania REIT	35,394	663,991
Piedmont Office Realty Trust, Inc.	23,549	406,927
Post Properties, Inc.	12,398	601,675
Prologis, Inc.	6,988	287,836
Public Storage	1,240	209,560
Ramco-Gershenson Properties Trust	3,515	58,700
Regency Centers Corp.	308	15,637
Retail Opportunity Investments Corp.	1,327	19,679
Retail Properties of America, Inc.	6,853	95,531
RLJ Lodging Trust	27,792	722,314
Ryman Hospitality Properties, Inc.	13,927	587,580
Sabra Health Care REIT, Inc.	18,802	535,293
Select Income REIT	11,298	329,337
Simon Property Group, Inc.	10,117	1,631,771
SL Green Realty Corp.	4,062	403,478
Sovran Self Storage, Inc.	676	50,017
STAG Industrial, Inc.	24,228	564,755
Sunstone Hotel Investors, Inc.	1,824	24,660
Tanger Factory Outlet Centers	556	19,076
Taubman Centers, Inc.	7,053	496,884
Vornado Realty Trust	6,111	588,428
		17,940,678
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $27,424,202)		28,091,092

EXCHANGE TRADED FUNDS - 0.53%
SPDR Dow Jones International Real Estate ETF	2,000	82,960
Vanguard REIT ETF	1,400	99,050
TOTAL EXCHANGE TRADED FUNDS (Cost $180,718)		182,010

SHORT TERM INVESTMENTS - 0.72%
Money Market Fund - 0.72%
Wells Fargo Advantage Government Money Market Fund	245,678	245,678
TOTAL SHORT TERM INVESTMENTS (Cost $245,678)		245,678

Total Investments (Cost $33,522,064) - 100.25%		34,316,974
Liabilities in Excess of Other Assets - (0.25)%		(84,981)
TOTAL NET ASSETS - 100.00%		$34,231,993

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SpA	Società per Azioni is the Italian term for a limited share company.

Footnotes to the Schedules of Investments
February 28, 2014 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at February 28, 2014 for the Gerstein Fisher Multi-Factor® Growth Equity Fund, Gerstein Fisher Multi-Factor® International Growth Equity Fund, & Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund ( the "Funds"), were as follows*:

	Gerstein Fisher Multi-Factor® Growth Equity Fund	Gerstein Fisher Multi-Factor® International Growth Equity Fund	Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Cost of Investments	$146,789,962	$85,795,755	$33,522,064
Gross unrealized appreciation	$49,513,023	$31,691,723	$2,210,228
Gross unrealized depreciation	(894,744)	(1,571,685)	(1,415,318)
Net unrealized appreciation (depreciation)	$48,618,279	$30,120,038	$794,910

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Funds, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

3.	Valuation of Securities

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the security is traded.  Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price
(“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
For the Gerstein Fisher Multi-Factor® International Growth Equity Fund and Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund, in the case of foreign securities, the occurance of certain events after the close of foreign markets, but prior to the time the Fund's net asset value ("NAV") is calculated (such as a significant surge or decline in the U.S. or other markets) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.
If such events occur, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 820 hierarchy. The Adviser anticipates that the Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the
Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the
Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff
Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying
Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify its securities based on valuation method.

4.	Other

Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at February 28, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2014, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor® Growth Equity Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$188,613,488	$-	$-	$188,613,488
Exchange Traded Funds	3,808,913	-	-	3,808,913
Total Equity	192,422,401	-	-	192,422,401

Short-Term Investments	-	2,985,840	-	2,985,840

Total Investment in Securities	$192,422,401	$2,985,840	$-	$195,408,241

There were no transfers between Level 1 and Level 2 for the Fund as of February 28, 2014.

* For further information regarding security characteristics, please see the Schedules of Investments.

The Fund held no Level 3 securities during the period ended February 28, 2014. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended February 28, 2014, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Equity	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$3,603,185	$110,194,524	$-	$113,797,709
Exhange Traded Funds	1,342,255	-	-	1,342,255
Total Equity	4,945,440	110,194,524	-	115,139,964

Fixed Income
Corporate Bonds	-	196,771	-	196,771
Total Fixed Income	-	196,771	-	196,771

Short-Term Investments	-	579,057	-	579,057

Total Investment in Securities	$4,945,440	$110,970,353	$-	$115,915,793

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$1,903,709
Transfers out of Level 1	701,990
Net transfers in and/or out of Level 1	$2,605,699

Transfers into Level 2	$701,990
Transfers out of Level 2	1,903,709
Net transfers in and/or out of Level 2	$2,605,699

(1) Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

The Fund held no Level 3 securities during the period ended February 28, 2014. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended February 28, 2014, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Equity	Level 1(1)	Level 2(1)	Level 3	Total
Common Stock*	$1,158,841	$4,639,353	$-	$5,798,194
Real Estate Investment Trusts*	19,141,102	8,949,990	-	28,091,092
Exchange Traded Funds	182,010	-	-	182,010
Total Equity	20,481,953	13,589,343	-	34,071,296

Short-Term Investments	-	245,678	-	245,678

Total Investment in Securities	$20,481,953	$13,835,021	$-	$34,316,974

* For further information regarding security characteristics, please see the Schedules of Investments.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

Transfers into Level 1	$599,832
Transfers out of Level 1	384,025
Net transfers in and/or out of Level 1	$983,857

Transfers into Level 2	$384,025
Transfers out of Level 2	599,832
Net transfers in and/or out of Level 2	$983,857

(1) Transfers in and out of Level 1 and Level 2 resulted from foreign securities which were priced using a systematic fair valuation model.

The Fund held no Level 3 securities during the period ended February 28, 2014. The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended February 28, 2014, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ John Buckel
                                                    John Buckel, President

Date   April, 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, President

Date   April, 21, 2014

By (Signature and Title)*    /s/ Jennifer Lima
                                                      Jennifer Lima, Treasurer

Date   April, 21, 2014

* Print the name and title of each signing officer under his or her signature.